Inventories	12 Months Ended
Mar. 31, 2025
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Inventories

10. Inventories

	As at March 31,
	2024		2025
Stores and spare parts	₹	27	₹	9
Traded goods		880		685
	₹	907	₹	694

During the years ended March 31, 2024 and 2025, changes in inventories recognized as expense is ₹ 278 and ₹ 195, respectively, and purchases of traded goods recognized as expense is ₹ 3,832 and ₹ 2,967, respectively.